Label	Element	Value
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Limited Term Tax-Exempt Bond Fund of America®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for Limited Term Tax-Exempt Bond of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 981
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 232
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,375
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,375
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 786
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 468
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 331
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 922

[1]	Restated to reflect current fees.